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T. Rowe Price International Funds-Equity Portfolios
   T. Rowe Price International Stock Fund
   T. Rowe Price International Growth & Income Fund
   T. Rowe Price Global Stock Fund
   T. Rowe Price International Discovery Fund
   T. Rowe Price Emerging Markets Stock Fund
   T. Rowe Price European Stock Fund
   T. Rowe Price Japan Fund
   T. Rowe Price Latin America Fund


T. Rowe Price International Stock Fund

 Supplement to prospectuses dated March 1, 2000
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T. Rowe Price International Bond Fund-Advisor Class


T. Rowe Price International Stock Fund-Advisor Class

 Supplement to prospectuses dated March 31, 2000
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T. Rowe Price International Funds-Foreign Bond Funds
   T. Rowe Price International Bond Fund
   T. Rowe Price Emerging Markets Bond Fund


T. Rowe Price Spectrum Funds
   Spectrum International Fund

T. Rowe Price International Series, Inc.
   T. Rowe Price International Stock Portfolio


 Supplement to prospectuses dated May 1, 2000
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T. Rowe Price Funds
   T. Rowe Price International Stock Fund

 Supplement to prospectuses dated October 1, 2000
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 On October 25, 2000, shareholders of the T. Rowe Price International Funds approved new investment management agreements between the funds and T. Rowe Price International, Inc. There are no changes in the fees charged or services being provided under the new agreements. All references in the prospectus to Robert Fleming and its affiliates are no longer applicable.
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 The date of the above supplement is October 26, 2000.
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                                                                C19-041 10/26/00